Prepayments, Deposits and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepayments, Deposits, and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Deposits to software developer	$484	$675
Prepayments to suppliers	143	275
Prepayments to potential companies	6,460	-
Prepaid service fee	1,000
Other current assets	45	46
Total	$8,132	$996